STATEMENT OF CHANGES IN STOCKHOLDERS' DEFICIT (Parenthetical) (USD $)	12 Months Ended
Jan. 31, 2011
Common stock, preferred stock, and derivative warrants instruments sold in private placement, per share	$ 0.025
Common stock, preferred stock, and derivative warrants instruments sold in private placement, offering costs	$ 15,500